Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Total current	$ 6,897	$ 811	$ 1,747
Deferred:
Total deferred	8,851	6,492	4,481
Actual income tax expense	15,748	7,301	6,228
Us Operations [Member]
Current:
Total current	162	104	33
Deferred:
Total deferred	(998)	5	(30)
China Operations [Member]
Current:
Total current	699	120	112
Deferred:
Total deferred	89	162	(15)
Korea Operations [Member]
Current:
Total current	3	5	12
Deferred:
Total deferred	0	(2)	8
Others Operations [Member]
Current:
Total current	1	0	1
Deferred:
Total deferred	0	0	0
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current	755	(2,842)	(54)
Deferred:
Total deferred	9,789	6,468	4,824
Taiwan operations - 10% of surtax [Member]
Current:
Total current	5,277	3,424	1,643
Deferred:
Total deferred	$ (29)	$ (143)	$ (306)